Acquisitions and Disposals - Schedule of Fair Value of Purchase Price and its Final Allocation to the Assets Acquired and Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 01, 2025
Acquisitions and Disposals - Schedule of Fair Value of Purchase Price and its Final Allocation to the Assets Acquired and Liabilities (Details) [Line Items]
Short term investments	$ 462,900	$ 2,930
Intangible assets	48,583	54,083
TOTAL ASSETS	29,806,544	5,097,687
TOTAL LIABILITIES	$ 330,678	$ 411,332
Acquisition of YD Network [Member]
Acquisitions and Disposals - Schedule of Fair Value of Purchase Price and its Final Allocation to the Assets Acquired and Liabilities (Details) [Line Items]
Cash and cash equivalents and restricted cash			$ 10,447
Short term investments			5,843
Intangible assets			55,000
TOTAL ASSETS			71,290
Accrued expenses and other current liabilities			17,130
TOTAL LIABILITIES			17,130
Total identifiable net assets at fair value			54,160
Consideration transferred:
-Cash			$ 50,000